Shareholder Report, Holdings (Details) - C000243319	Dec. 31, 2025
46138G649 | Invesco NASDAQ 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
912797SJ7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	10.00%
912797TB3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.50%
92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
912797RH2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	70.90%